Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 2,033,576	$ 3,137,674	$ 5,902,199
Prepaid expenses and other current assets	866,476	215,459	225,347
Vendor deposits			235,000
Total Current Assets	2,900,052	3,353,133	6,362,546
Equipment, net	4,333	6,933	17,333
In-process research and development	18,647,903	18,647,903	100,086,329
Goodwill			11,895,033
Vendor deposit	98,476	98,476	46,659
Operating lease right-of-use asset		7,839	98,371
Total Assets	21,650,764	22,114,284	118,506,271
Current Liabilities:
Accounts payable	8,127,746	8,431,583	6,025,645
Accrued expenses and other current liabilities	1,454,970	1,754,533	2,053,559
Operating lease liability		8,656	108,756
Total Current Liabilities	9,582,716	10,194,772	8,187,960
Deferred tax liability	844,914	844,914	10,323,983
Total Liabilities	10,427,630	11,039,686	18,511,943
Commitments and contingencies (Note 6)
Redeemable common stock, subject to possible redemption, 0 and 188 shares outstanding as of December 31, 2023 and 2022, respectively			331,331
Stockholders’ Equity:
Preferred stock, value		1	1
Common stock value	83	40	3
Additional paid-in-capital	117,276,079	114,300,849	104,584,170
Accumulated deficit	(106,045,861)	(103,219,124)	(4,921,178)
Treasury stock value	(7,168)	(7,168)
Total Stockholders’ Equity	11,223,134	11,074,598	99,662,997
Total Liabilities and Stockholders’ Equity	21,650,764	22,114,284	118,506,271
Series A Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value			1
Series B Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value	$ 1	$ 1	$ 1